Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - $ / shares			12 Months Ended
	Jul. 16, 2025	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding			58,000,000	58,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			4.951%
Current Annual Dividend	$ 0.5456		$ 1.2378
Minimum Reset Dividend Yield (%)			1.84%
Earliest Redemption and/or Conversion Option Date			August 15, 2030
Redemption Value			$ 25.00
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series B
Preferred Stock, Shares Outstanding			6,000,000	4,866,814
Series A Preferred Stock | From August 14, 2025
Class of Stock [Line Items]
Current Annual Dividend			$ 1.2378
Series C Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			6.434%
Current Annual Dividend			$ 1.6085
Minimum Reset Dividend Yield (%)			2.65%
Earliest Redemption and/or Conversion Option Date			August 15, 2028
Redemption Value			$ 25.00
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series D
Preferred Stock, Shares Outstanding			10,000,000	10,000,000
Series F Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			5.749%
Current Annual Dividend		$ 1.0505	$ 1.4372
Minimum Reset Dividend Yield (%)			2.63%
Earliest Redemption and/or Conversion Option Date			February 15, 2030
Redemption Value			$ 25.00
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series G
Preferred Stock, Shares Outstanding			8,000,000	8,000,000
Series F Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Current Annual Dividend			$ 1.4372
Series B Preferred Stock
Class of Stock [Line Items]
Redemption Value			$ 25.00
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Preferred Stock, Shares Outstanding			0	1,133,186
Series B Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value			$ 25.5
Preferred Stock, Shares Outstanding			1,000,000
Series H Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			6.324%
Current Annual Dividend			$ 1.5810
Minimum Reset Dividend Yield (%)			4.90%
Earliest Redemption and/or Conversion Option Date			August 15, 2028
Redemption Value			$ 25.00
Preferred Stock, Conversion Basis			Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted			Series I
Preferred Stock, Shares Outstanding			12,000,000	12,000,000
Series J Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			4.25%
Current Annual Dividend			$ 1.0625
Minimum Reset Dividend Yield (%)			4.25%
Earliest Redemption and/or Conversion Option Date			May 15, 2026
Redemption Value			$ 25.00
Right to Convert on a one for one basis			Series K
Preferred Stock, Shares Outstanding			8,000,000	8,000,000
Series E Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			4.50%
Current Annual Dividend			$ 1.1250
Redemption Value			$ 25.00
Preferred Stock, Shares Outstanding			5,000,000	5,000,000
Series L Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			4.60%
Current Annual Dividend			$ 1.1500
Earliest Redemption and/or Conversion Option Date			November 15, 2026
Redemption Value			$ 26.00
Preferred Stock, Shares Outstanding			9,000,000	9,000,000
Series L Preferred Stock | On Or After November 15, 2026 to November 15, 2027
Class of Stock [Line Items]
Redemption Value			$ 26.00
Series L Preferred Stock | After November 15, 2027 To November 15, 2030
Class of Stock [Line Items]
Preferred Stock, Redemption Price, Annual Decrease			0.25
Series L Preferred Stock | After November 15, 2030
Class of Stock [Line Items]
Redemption Value			25.00
Series D Preferred Stock
Class of Stock [Line Items]
Redemption Value			25.00
Series D Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value			25.50
Series G Preferred Stock
Class of Stock [Line Items]
Redemption Value			25
Series G Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Redemption Value			$ 25.5
Series I Preferred Stock
Class of Stock [Line Items]
Annual Dividend Rate (%)			2.54%
Redemption Value			$ 25
Series I Preferred Stock | After August 15, 2028
Class of Stock [Line Items]
Redemption Value			$ 25.5